STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
STOCKHOLDERS' EQUITY
Schedule of Preferred and Founders Preferred Stock

The following table is a summary of the preferred stock and founders preferred stock as of December 31, 2020 (in thousands, except for share data):

		Shares Issued				Per Share
	Shares	and		Issue Price		Liquidation
	Authorized	Outstanding	Cash Raised	per Share		Preference
Founders Preferred Stock(1)	3,355,453	484,912	$—	$0.00		$0.00
Series A-1 Preferred Stock	10,902,512	10,902,512	375	0.10		0.10
Series A-2 Preferred Stock	16,026,811	16,026,811	735	0.14		0.14
Series A-3 Preferred Stock	7,413,655	7,413,655	425	0.17		0.17
Series A-4 Preferred Stock	1,762,026	1,762,026	100	0.17		0.17
Series A-5 Preferred Stock	7,995,163	7,995,163	550	0.21		0.21
Series A-6 Preferred Stock	10,881,464	10,881,464	2,390	0.66		0.66
Series A-7 Preferred Stock	45,162,478	45,162,478	12,399	0.82		0.82
Series B Preferred Stock	97,945,845	97,945,845	30,000	0.91	(1)	0.93
Series C Preferred Stock	62,492,368	62,492,367	70,001	3.34	(1)	3.50
Total	263,937,775	261,067,233	$116,975
(1)	As part of our series B and C financing round, certain founders of the Company sold 0.7 and 1.0 million shares of founders preferred stock respectively, on a post-split basis, to an investor. Immediately after the sale, the founders preferred stock was converted into series B and C preferred stock. The original issuance price for the series B and C financing round was $0.93 and $3.50 respectively. The share price of $0.91 and $3.34 presented in the table above represents the average share price of shares issued and outstanding after the founder preferred stock was converted into series B and C shares.